EQUIPMENT	12 Months Ended
Jan. 31, 2022
EQUIPMENT

9. EQUIPMENT

Changes in equipment cost, depreciation and net book value of the equipment at January 31, 2022 and 2021, are as follows:

Cost	Equipment
Balance at February 1, 2020	$15,174
Additions	36,562
Effect of foreign currency translation	1,979
Balance at January 31, 2021	53,715
Additions	-
Effect of foreign currency translation	(4,694)
Balance at January 31, 2022	$49,021

Accumulated depreciation
Balance at February 1, 2020	$14,118
Additions	5,016
Effect of foreign currency translation	699
Balance at January 31, 2021	19,833
Additions	8,626
Effect of foreign currency translation	(2,075)
Balance at January 31, 2022	$26,384

Net carrying amounts
Balance, January 31, 2021	$33,882
Balance, January 31, 2022	$22,637